UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  November 2, 2010
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:39 Data Records

Form 13F Information Table Value Total:$216,568
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$168
5,325
SH

DEFINED

0
5,325
0
American Express
Common
009988572
$8,959
213,165
SH

SOLE
NONE
213,165
0
0
American Express
Common
009988572
$2,315
55,070
SH

DEFINED

0
55,070
0
Anixter International Inc.
Common
001144693
$6,970
129,100
SH

SOLE
NONE
129,100
0
0
Anixter International Inc.
Common
001144693
$1,905
35,280
SH

DEFINED

0
35,280
0
Bunge Limited
Common
013317810
$9,156
154,760
SH

SOLE
NONE
154,760
0
0
Bunge Limited
Common
013317810
$2,385
40,320
SH

DEFINED

0
40,320
0
Coach, Inc.
Common
011894461
$8,994
209,350
SH

SOLE
NONE
209,350
0
0
Coach, Inc.
Common
011894461
$2,583
60,115
SH

DEFINED

0
60,115
0
Danaher Corp
Common
009962131
$11,131
274,090
SH

SOLE
NONE
274,090
0
0
Danaher Corp
Common
009962131
$2,792
68,760
SH

DEFINED

0
68,760
0
Dover Corp
Common
009974121
$7,472
143,120
SH

SOLE
NONE
143,120
0
0
Dover Corp
Common
009974121
$1,966
37,660
SH

DEFINED

0
37,660
0
Fiserv Inc
Common
010808065
$9,166
170,305
SH

SOLE
NONE
170,305
0
0
Fiserv Inc
Common
010808065
$2,390
44,410
SH

DEFINED

0
44,410
0
Honeywell International Inc
Common
010534801
$8,462
192,580
SH

SOLE
NONE
192,580
0
0
Honeywell International Inc
Common
010534801
$2,261
51,450
SH

DEFINED

0
51,450
0
Insituform Technologies A
Common
010065810
$8,789
363,465
SH

SOLE
NONE
363,465
0
0
Insituform Technologies A
Common
010065810
$2,328
96,270
SH

DEFINED

0
96,270
0
JP Morgan Chase & Co.
Common
012271654
$6,609
173,590
SH

SOLE
NONE
173,590
0
0
JP Morgan Chase & Co.
Common
012271654
$1,835
48,200
SH

DEFINED

0
48,200
0
Jacobs Engineering Group Inc.
Common
011768741
$2,165
55,935
SH

SOLE
NONE
55,935
0
0
Jacobs Engineering Group Inc.
Common
011768741
$296
7,636
SH

DEFINED

0
7,636
0
Johnson & Johnson
Common
009722513
$9,574
154,520
SH

SOLE
NONE
154,520
0
0
Johnson & Johnson
Common
009722513
$2,631
42,470
SH

DEFINED

0
42,470
0
PerkinElmer Inc
Common
010702658
$7,745
334,720
SH

SOLE
NONE
334,720
0
0
PerkinElmer Inc
Common
010702658
$2,017
87,185
SH

DEFINED

0
87,185
0
Praxair Inc.
Common
009967419
$11,905
131,900
SH

SOLE
NONE
131,900
0
0
Praxair Inc.
Common
009967419
$3,052
33,812
SH

DEFINED

0
33,812
0
Resmed
Common
011540066
$12,728
387,920
SH

SOLE
NONE
387,920
0
0
Resmed
Common
011540066
$3,249
99,020
SH

DEFINED

0
99,020
0
Thermo Fisher Scientific
Common
009729917
$10,925
228,180
SH

SOLE
NONE
228,180
0
0
Thermo Fisher Scientific
Common
009729917
$2,423
50,600
SH

DEFINED

0
50,600
0
TJX Companies
Common
009961968
$14,218
318,570
SH

SOLE
NONE
318,570
0
0
TJX Companies
Common
009961968
$3,693
82,740
SH

DEFINED

0
82,740
0
Wabtec Corp
Common
011540104
$8,442
176,650
SH

SOLE
NONE
176,650
0
0
Wabtec Corp
Common
011540104
$2,291
47,930
SH

DEFINED

0
47,930
0
Yum! Brands Inc.
Common
014856862
$9,246
200,730
SH

SOLE
NONE
200,730
0
0
Yum! Brands Inc.
Common
014856862
$1,335
28,980
SH

DEFINED

0
28,980
0
S REPORT SUMMARY
39 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED